Consolidated Balance Sheets (Parentheticals) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Other Real Estate, Allowance	$ 1,451,492	$ 1,878,127
Preferred stock, stated value (in dollars per share)	$ 1,000	$ 1,000
Preferred stock, shares authorized (in shares)	10,000,000	10,000,000
Preferred stock, shares issued (in shares)	0	9,360
Preferred stock, shares outstanding (in shares)	0	9,360
Common stock, par value (in dollars per share)	$ 1	$ 1
Common stock, shares authorized (in shares)	20,000,000	20,000,000
Common stock, shares issued (in shares)	8,439,258	8,439,258
Common stock, shares outstanding (in shares)	8,439,258	8,439,258